Share-Based Compensation (Details) - USD ($)		12 Months Ended
	Feb. 18, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation [Line Items]
Unvested share under EZGO 2022 plan (in Shares)		20,000
Unrecognized share-based compensation expenses		$ 106,250
Weighted average period		4 months 20 days
Share-based compensation expenses		$ 148,750	$ 379,487	$ 1,260,339
EZGO 2022 Plan [Member]
Share-Based Compensation [Line Items]
Unvested share under EZGO 2022 plan (in Shares)
EZGO 2022 Plan [Member] | Board of Directors [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)	500,000